Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	$ 188,555	$ 51,314	$ 77,581
Accounts receivable, net	166,481	115,431	136,476
Deferred commissions, current	36,343	27,705	18,763
Prepaid expenses and other current assets	20,065	18,768	11,603
Total current assets	411,444	213,218	244,423
Property and equipment, net	28,030	17,925	18,478
Goodwill	1,270,650	1,270,120	1,270,937
Other intangible assets, net	215,784	259,123	330,115
Deferred tax assets, net	10,714	10,678	9,850
Deferred commissions, non-current	36,727	31,545	20,519
Other assets	8,981	7,649	4,680
Receivable from related party	5,977	1,108
Total assets	1,988,307	1,811,366	1,899,002
Current liabilities:
Accounts payable	10,832	6,559	3,165
Accrued expenses, current	86,194	64,920	58,432
Current portion of long term debt	0	9,500	0
Deferred revenue, current	352,207	272,772	194,019
Payable to related party	0	597,150	1,747,363
Total current liabilities	449,233	950,901	2,002,979
Deferred revenue, non-current	79,111	92,973	52,608
Accrued expenses, non-current	18,048	98,359	31,910
Deferred tax liabilities, net	2,489	47,598	80,195
Long-term debt, net of current portion	540,236	1,011,793	0
Total liabilities	1,089,117	2,201,624	2,167,692
Commitments and contingencies (Note 9)
Member’s deficit:
Common shares, $0.001 par value, 600,000,000 shares authorized, 280,784,786 shares issued and outstanding at December 31, 2019	281	0
Common units, no par value, 100 units authorized, issued and outstanding at March 31, 2019		0	0
Additional paid-in capital	1,560,559	(184,546)	(183,084)
Accumulated deficit	(640,728)	(176,002)	(59,808)
Accumulated other comprehensive (loss)	(20,922)	(29,710)	(25,798)
Total member’s deficit		(390,258)	(268,690)
Total shareholders' equity / member's deficit	899,190	(390,258)	(268,690)
Total liabilities and member’s deficit	$ 1,988,307	1,811,366	$ 1,899,002
Previously Reported
Current assets:
Other assets		$ 8,757